Document and Entity Information	Feb. 11, 2019
Prospectus:
Document Type	497
Document Period End Date	Feb. 11, 2019
Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Central Index Key	0001474365
Amendment Flag	false
Document Creation Date	Feb. 11, 2019
Document Effective Date	Feb. 11, 2019
Prospectus Date	Jan. 01, 2019
Capital Group California Core Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCSTX
Capital Group Core Bond Fund SM | Share class
Prospectus:
Trading Symbol	CCBPX